Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (148,986)	$ (57,747)	$ (529,072)
Non-cash and non-operating items:
Depreciation, Depletion and Amortization	290,672	276,307	485,829
Unrealized Gain (Loss) on Derivatives and Loss on Sale of Warrants (note 16)	20,007	(34,570)	(95,556)
Write-down and loss on sale of vessels (note 16)	170,310	53,693	270,743
Loss on deconsolidation of Teekay Offshore (note 4)	0	7,070	104,788
Equity loss (income), net of dividends received	54,826	(44,312)	87,602
Income tax expense (note 22)	25,482	19,724	12,232
Foreign Currency Transaction Gain (Loss), including the effect of the termination of cross currency swaps	(10,851)	7,135	101,157
Other	30,204	14,279	52,609
Direct financing lease payments received	17,073	0	0
Change in operating assets and liabilities (note 18)	(4,823)	(14,754)	104,831
Expenditures for dry docking	(60,608)	(44,690)	(50,899)
Net operating cash flow	383,306	182,135	544,264
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	527,465	1,325,482	1,007,010
Prepayments of long-term debt	804,748	771,827	831,901
Scheduled repayments of long-term debt and settlement of related swaps	(233,734)	(671,803)	(713,278)
Proceeds from Short-term Debt	200,000	0	0
Prepayments of Short-term Debt	(150,000)	0	0
Proceeds from financing related to sale-leaseback of vessels	381,526	611,388	809,935
Repayments of obligations related to finance leases	(111,617)	0	0
Finance Lease, Principal Payments	95,946	74,680	46,090
Net proceeds from equity issuances of subsidiaries (note 5)	0	0	172,930
Net proceeds from equity issuances of Teekay Corporation	0	103,655	25,636
Payments for Repurchase of Common Stock	(25,729)	0	0
Acquisition of shares in Teekay Tankers	0	0	(19,444)
Distribution paid from subsidiaries to non-controlling interests	(63,343)	(64,676)	(103,150)
Cash dividends paid	(5,523)	(22,082)	(18,977)
Other financing activities	(580)	(671)	1,638
Net financing cash flow	(382,229)	434,786	284,309
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement	(109,523)	(693,792)	(1,054,052)
Proceeds from sale of vessels and equipment	31,523	28,837	73,712
Proceeds from sale of equity-accounted investments and related assets	100,000	81,823	0
Investment in equity-accounted investments	(72,391)	(65,952)	(111,720)
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs (note 23)	0	0	30,831
Cash upon sale or deconsolidation, net of proceeds received	0	(25,254)	(45,447)
Direct financing lease payments received (note 1)	0	10,882	17,422
Other investing activities	0	0	7,613
Net investing cash flow	(50,391)	(663,456)	(1,081,641)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(49,314)	(46,535)	(253,068)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	505,639	552,174	805,242
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	$ 456,325	$ 505,639	$ 552,174